Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of Property and Equipment Net Useful Life
Categories	Useful life
Computer and software	3 years
Furniture & fittings	5 years
Office equipment	5 years
Leasehold improvement	Shorter of the remaining lease term or 3 years